INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%	34.00%
Net operating loss carry forwards	$ 86,001
Penalties incurred	$ 30,000		$ 10,000	$ 10,000	$ 10,000